SHAREHOLDERS' EQUITY AND EARNINGS PER SHARE 2 (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Out Of The Money Stock Options [Member]
Antidilutive Securities Excluded From Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	40,000	2,083,275	2,138,800
In The Money Stock Options [Member]
Antidilutive Securities Excluded From Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share		900	9,900
Restricted Stock [Member]
Antidilutive Securities Excluded From Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	1,134,456	4,109,717	2,008,413